Share-based payments - Class B complex vesting (performance-based awards) (Details) - Class B complex vesting (performance-based awards)		6 Months Ended	12 Months Ended
	Jan. 01, 2019 item employee	Jun. 30, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employee who were granted options | employee	1
Number of non-employee who were granted options | item	1
Contractual term		10 years	10 years